Recent Accounting Pronouncements	12 Months Ended
Aug. 02, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Recent Accounting Pronouncements
Recent Accounting Pronouncements
In December 2011, the Financial Accounting Standards Board (FASB) issued guidance related to disclosures about offsetting (netting) of assets and liabilities in the statement of financial position. The guidance requires entities to disclose gross information and net information about both instruments and transactions that are offset in the statement of financial position, and instruments and transactions subject to an agreement similar to a master netting arrangement. The scope includes financial instruments and derivative instruments. In January 2013, the FASB issued an amendment to the guidance to limit the scope of the new balance sheet offsetting disclosures to derivatives, repurchase agreements, and securities lending transactions to the extent that they are offset in the financial statements or subject to an enforceable master netting arrangement or similar arrangement. The disclosures were required for fiscal years, and interim periods within those years, beginning on or after January 1, 2013. We adopted the guidance in 2014. The adoption resulted in additional disclosures, but did not have an impact on our consolidated financial statements. See Note 14.
In July 2012, the FASB issued revised guidance intended to simplify how an entity tests indefinite-lived intangible assets for impairment. The amendments will allow an entity first to assess qualitative factors to determine whether it is necessary to perform a quantitative impairment test. An entity will no longer be required to calculate the fair value of an indefinite-lived intangible asset and perform the quantitative test unless the entity determines, based on a qualitative assessment, that it is more likely than not that its fair value is less than its carrying amount. The amendments were effective for annual and interim indefinite-lived intangible asset impairment tests performed for fiscal years beginning after September 15, 2012. We adopted the guidance in 2014. The adoption did not have an impact on our consolidated financial statements.
In February 2013, the FASB issued guidance for the recognition, measurement, and disclosure of certain obligations resulting from joint and several liability arrangements for which the total amount is fixed. Such obligations may include debt arrangements, legal settlements, and other contractual arrangements. The guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied retrospectively to all prior periods presented for those obligations within scope that existed as of the beginning of the fiscal year of adoption. We adopted the guidance in 2015. The adoption did not have an impact on our consolidated financial statements.
In March 2013, the FASB issued guidance on the accounting for the cumulative translation adjustment upon derecognition of certain subsidiaries or groups of assets within a foreign entity or of an investment in a foreign entity. The guidance was effective prospectively for fiscal years, and interim periods within those years, beginning after December 15, 2013. We adopted the guidance in 2015. The adoption did not have an impact on our consolidated financial statements.
In July 2013, the FASB issued guidance on the presentation of an unrecognized tax benefit when a net operating loss carryforward, a similar tax loss, or a tax credit carryforward exists. The guidance requires the netting of unrecognized tax benefits (UTBs) against a deferred tax asset for a loss or other carryforward that would apply in settlement of uncertain tax positions. Under the new standard, UTBs will be netted against all available same-jurisdiction loss or other tax carryforwards that would be utilized, rather than only against carryforwards that are created by the UTBs. The guidance was effective for fiscal years, and interim periods within those years, beginning after December 15, 2013, and should be applied prospectively to all UTBs that exist at the effective date. We adopted the guidance in 2015. The adoption did not have a material impact on our consolidated financial statements.
In April 2014, the FASB issued revised guidance that modifies the criteria for determining which disposals can be presented as discontinued operations and requires additional disclosures. The guidance is effective for fiscal years beginning on or after December 15, 2014, and interim periods within those years. Early adoption is permitted. We will prospectively apply the guidance to applicable transactions.
In May 2014, the FASB issued revised guidance on the recognition of revenue from contracts with customers. The guidance is designed to create greater comparability for financial statement users across industries and jurisdictions. The guidance also requires enhanced disclosures. The guidance was originally effective for fiscal years, and interim periods within those years, beginning after December 15, 2016. In July 2015, the FASB decided to delay the effective date of the new revenue guidance by one year to fiscal years, and interim periods within those years, beginning after December 15, 2017. Entities will be permitted to adopt the new revenue standard early, but not before the original effective date. The guidance permits the use of either a full retrospective or modified retrospective transition method. We are currently evaluating the impact that the new guidance will have on our consolidated financial statements, as well as which transition method we will use.
In April 2015, the FASB issued guidance that requires debt issuance costs to be presented in the balance sheet as a reduction from the carrying value of the associated debt liability, consistent with the presentation of a debt discount. The guidance must be applied on a retrospective basis and is effective for fiscal years beginning after December 15, 2015, and interim periods within those years. Early adoption is permitted. We do not expect the adoption to have a material impact on our consolidated financial statements.
In April 2015, the FASB issued guidance intended to provide a practical expedient for the measurement date of defined benefit plan assets and obligations. The practical expedient allows employers with fiscal year-end dates that do not fall on a calendar month-end to measure pension and postretirement benefit plan assets and obligations as of the calendar month-end date closest to the fiscal year-end.The guidance is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those years. Early adoption is permitted. We adopted the guidance in connection with our 2015 measurement. The adoption did not have a material impact on our consolidated financial statements.
In April 2015, the FASB issued guidance to clarify the accounting for fees paid by a customer in a cloud computing arrangement. The guidance is effective for fiscal years beginning on or after December 15, 2015, and interim periods within those years. Early adoption is permitted. The new guidance should be applied either prospectively to all arrangements entered into or materially modified after the effective date or retrospectively. We are currently evaluating the impact that the new guidance will have on our consolidated financial statements.
In May 2015, the FASB issued guidance that eliminates the requirement to categorize investments measured using the net asset value (NAV) practical expedient in the fair value hierarchy table. Entities will be required to disclose the fair value of investments measured using the NAV practical expedient so that financial statement users can reconcile amounts reported in the fair value hierarchy table to amounts reported on the balance sheet. The new guidance will be applied retrospectively and is effective for fiscal years beginning after December 15, 2015, and interim periods within those fiscal years. Early adoption is permitted. We adopted the guidance in 2015 and modified our disclosures in Note 11.